                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10215

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Traci A. Thelen, Secretary
                  Financial Investors Variable Insurance Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2003
                                               -------------

Item 1.      REPORTS TO SHAREHOLDERS

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
JUNE 30, 2003


[FIRST HORIZON(SM) LOGO]

FIRST HORIZON FUNDS

-   Are NOT insured by the FDIC or any other governmental agency.

- Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

- Involve investment risks, including the possible loss of the principal amount invested.

FIRST HORIZON
                                                       GROWTH & INCOME PORTFOLIO
SEMI-ANNUAL REPORT                                                 JUNE 30, 2003

PORTFOLIO MANAGEMENT
TEAM

[PHOTO OF EDWARD GOLDSTEIN AND DAVID THOMPSON]

                                EDWARD GOLDSTEIN, MBA
                                26 YEARS OF INVESTMENT EXPERIENCE

                                DAVID THOMPSON, MBA, CFA
                                15 YEARS OF INVESTMENT EXPERIENCE

The First Horizon Growth & Income Portfolio gained 13.63% in the first half of 2003, outperforming the S&P 500 Index return of 11.75%. The Portfolio lost -1.35% in the first quarter of 2003 and gained 15.18% in the second quarter.

The performance of the Portfolio in the first half of the year was driven in part by the appreciation of our holdings in the consumer discretionary sector. Retail stocks such as Home Depot, Costco Wholesale and Federated performed well in the first half of the year. At the beginning of the year consumers were expected to curtail spending with the impending Iraqi war. Yet the brevity of the war and the ensuing increase in consumer confidence led to strong consumer spending which contributed to stock performance.

The financial sector also performed well in the first half of the year. Strong earnings were fueled by improving credit quality and a slight pickup in activity in the financial markets. Holdings such as J.P. Morgan Chase & Co. and Capital One Financial Group performed well during the period. Compared to the S&P 500, we continue to be overweighted in the financial and consumer discretionary sectors.

During the period two stocks that detracted from performance were Schering Plough and Freddie Mac. Freddie Mac was affected by a restatement of earnings while Schering Plough suffered from falling sales due to their loss of patent on Claritin.

Overall, the Federal Reserve has provided liquidity to the economy with continuing rate cuts. The low level of interest rates allows companies to borrow money at attractive rates and invest for the future. Similarly, consumers may continue to spend due to attractive financing options. In addition, the recently approved tax cuts which lower both the rates that investors pay on capital gains and dividends, as well as lowering the marginal tax brackets could impact the economy.

As investors for the Portfolio in all economic conditions, we try to identify and invest in companies that we feel can grow earnings at a rate better than the overall market, yet sell at attractive valuation levels.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIRST HORIZON GROWTH & INCOME PORTFOLIO AND THE S&P 500 INDEX.

[CHART]

                   S&P 500 INDEX       FIRST HORIZON GROWTH & INCOME PORTFOLIO
 8/20/2001                 10000                                         10000
                            9681                                          9780
                            8900                                          9230
                            9070                                          9390
                            9765                                         10040
12/31/2001                  9851                                         10068
                            9708                                          9698
                            9520                                          9317
                            9878                                          9658
                            9280                                          9047
                            9211                                          8927
 6/30/2002                  8555                                          8186
                            7889                                          7576
                            7940                                          7726
                            7078                                          6815
                            7700                                          7386
                            8152                                          7876
12/31/2002                  7674                                          7439
                            7474                                          7339
                            7362                                          7299
                            7433                                          7339
                            8045                                          8092
                            8468                                          8483
 6/30/2003                  8576                                          8453

Performance AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURN (1)                       1 YEAR            SINCE INCEPTION (8/20/01)
First Horizon Growth & Income Portfolio                3.26%                    (8.64)%
S&P 500 Index                                          0.25%                    (7.91)%

The total return figures represent past performance and are not indicative of future results. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares. Principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

FIRST HORIZON
                                                  CAPITAL APPRECIATION PORTFOLIO
SEMI-ANNUAL REPORT                                                 JUNE 30, 2003

PORTFOLIO MANAGEMENT
TEAM

[PHOTO]

A team of Portfolio Managers is responsible for the day-to-day operations of the Portfolio. The team is lead by GERALD S. FREY, Managing Director/Chief Investment Officer, growth equities of Delaware Investments who has 23 years of professional experience.

OTHER TEAM MEMBERS

MARSHALL T. BASSETT, Senior Vice President/Portfolio Manager, Consumer and Retail Sector Specialty
JOHN A. HEFFERN, Senior Vice President/Portfolio, Business & Financial Services Sector
FRANCIS J. HOUGHTON, JR. (NOT PICTURED), Senior Vice President/Portfolio Manager, Healthcare Sector Specialty
JEFFREY W. HYNOSKI, Vice President/Portfolio Manager, Technology Sector
Specialty
STEVEN T. LAMPE, Vice President/Portfolio Manager, Healthcare Sector Specialty LORI P. WACHS, Vice President/Portfolio Manager, Consumer & Retail Sector Specialty

A swift end to the war in Iraq and a warm reception to Congress' stimulus package contributed to strong performance for stocks in the first half of 2003. Smaller capitalization stocks in particular did well for the six-month period, as the Russell 2000 Growth Index returned 18.82% while the large capitalization Russell 1000 Growth Index returned 12.45% in comparison. The Portfolio gained 20.41% during the period.

Gains were widespread as all eleven sectors of the Russell 2000 Growth index were up at least 10%. Technology stocks, bolstered in part by improved sentiment and a belief that corporate capital spending will improve, were among the best performers during the period. Some healthcare stocks, particularly biotechnology ones, also performed well as several companies announced positive results relating to drugs in development. Among individual stocks, Veridian was one of the best performers as it rose more than 60% after they agreed to be acquired by General Dynamics. Pain Therapeutics was up more than 150% after reporting positive results regarding its developmental drug for bowel disease.

First Horizon Pharmaceuticals was the Portfolio's worst performer during the period as it declined substantially after drastically lowering their future sales and earnings guidance. We exited from the stock as a result of this news. Webex also declined as it was affected by Microsoft's entrance into its markets. We also exited from this stock during the year.

To select new investments and manage the ones currently in the Portfolio, we maintain an investment team that is divided among four broad sectors and is experienced in those sectors. The team members use fundamental analysis, relative valuation and sector diversification to buy, sell and hold stocks for the Portfolio.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX.

[CHART]

                   RUSSELL 2000 GROWTH INDEX         FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
 8/20/2001                             10000                                               10000
                                     9792.11                                                9860
                                        8212                                                8630
                                        9002                                                9380
                                        9753                                                9960
12/31/2001                             10361                                               10900
                                        9992                                               10520
                                        9346                                                9970
                                       10158                                               10610
                                        9938                                               10530
                                        9357                                               10170
 6/30/2002                              8563                                                9630
                                        7240                                                8510
                                        7232                                                8550
                                        6704                                                8060
                                        7039                                                8450
                                        7732                                                9230
12/31/2002                              7194                                                8870
                                        6995                                                8610
                                        6804                                                8380
                                        6900                                                8680
                                        7549                                                9460
                                        8395                                               10440
 6/30/2003                              8549                                               10680

Performance AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURN (1)                       1 YEAR            SINCE INCEPTION (8/20/01)
First Horizon Capital Appreciation Portfolio           10.90%                   3.60%
Russell 2000 Growth Index                              (0.17)%                 (8.07)%


The total return figures represent past performance and are not indicative of future results. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares. Principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

FIRST HORIZON

SEMI-ANNUAL REPORT                                                 JUNE 30, 2003

Definition of Indices

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index with an average market capitalization of $18 billion.

RUSSELL 2000(R) INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $490 million; the median market capitalization was approximately $395 million. The index had a total market capitalization range of approximately $1.3 billion to $128 million.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


Important Legal Disclosure

(1) Total return is the change in the value of an investment in the Portfolio after reinvesting all income and capital gains. It is calculated by dividing the change in total investment value by the initial value of the investment. Total return figures are net of all portfolio expenses and reflect all fee waivers and/or reimbursements. Without these fee waivers and/or reimbursements, total return would have been lower. The inception date of each Portfolio is August 20, 2001. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures represent past performance and are not indicative of future results. Total return figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

FIRST HORIZON
                                                       GROWTH & INCOME PORTFOLIO
SEMI-ANNUAL REPORT                                                 JUNE 30, 2003

Portfolio of Investments
June 30, 2003 (Unaudited)
(Showing Percentage of Total Value of Investments)

                                                                                 VALUE
                                                                    SHARES      (NOTE 1)
------------------------------------------------------------------------------------------
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 19.3%
MEDIA - 9.6%
Comcast Corp., Class A*                                              11,814   $    340,598
McGraw-Hill Co., Inc.                                                 2,220        137,640
Omnicom Group, Inc.                                                   3,672        263,282
                                                                              ------------

TOTAL MEDIA                                                                        741,520
                                                                              ------------

RETAILING - 9.7%
Costco Wholesale Corp.*                                               9,263        339,026
Federated Department Stores, Inc.                                     1,700         62,645
Home Depot, Inc.                                                      9,410        311,659
Kohl's Corp.*                                                           600         30,828
                                                                              ------------

TOTAL RETAILING                                                                    744,158
                                                                              ------------

TOTAL CONSUMER DISCRETIONARY                                                     1,485,678
                                                                              ------------

CONSUMER STAPLES - 6.2%
FOOD, BEVERAGE & TOBACCO - 3.9%
Pepsico, Inc.                                                         6,772        301,354
                                                                              ------------

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
Avon Products, Inc.                                                   2,824        175,653
                                                                              ------------

TOTAL CONSUMER STAPLES                                                             477,007
                                                                              ------------

ENERGY - 2.8%
ENERGY - 2.8%
Exxon Mobil Corp.                                                     5,900        211,869
                                                                              ------------

TOTAL ENERGY                                                                       211,869
                                                                              ------------

FINANCIALS - 30.0%
BANKS- 5.7%
FleetBoston Financial Corp.                                           5,279        156,839
Wells Fargo & Co.                                                     5,605        282,492
                                                                              ------------

TOTAL BANKS                                                                        439,331
                                                                              ------------

DIVERSIFIED FINANCIALS - 12.9%
Capital One Financial Corp.                                           7,125        350,407
Federal Home Loan Mortgage Corp.                                      2,558        129,870
Federal National Mortgage Association                                 2,100        141,624
J. P. Morgan Chase & Co.                                             10,900   $    372,562
                                                                              ------------

TOTAL DIVERSIFIED FINANCIALS                                                       994,463
                                                                              ------------

INSURANCE - 11.4%
AFLAC, Inc.                                                           8,250        253,687
American International Group, Inc.                                    5,210        287,488
XL Capital Ltd., Class A                                              4,037        335,071
                                                                              ------------

TOTAL INSURANCE                                                                    876,246
                                                                              ------------

TOTAL FINANCIALS                                                                 2,310,040
                                                                              ------------

HEALTHCARE - 13.9%
HEALTHCARE EQUIPMENT & SUPPLIES - 3.8%
Medtronic, Inc.                                                       6,153        295,159
                                                                              ------------

PHARMACEUTICALS & BIOTECHNOLOGY - 10.1%
Cardinal Health, Inc.                                                 3,025        194,508
Pfizer, Inc.                                                         11,380        388,627
Schering-Plough Corp.                                                10,359        192,677
                                                                              ------------

TOTAL PHARMACEUTICALS & BIOTECH.                                                   775,812
                                                                              ------------

TOTAL HEALTHCARE                                                                 1,070,971
                                                                              ------------

INDUSTRIALS - 4.9%
CAPITAL GOODS - 3.5%
General Electric Co.                                                  9,529        273,292
                                                                              ------------

COMMERCIAL SERVICES & SUPPLIES - 1.4%
Equifax, Inc.                                                         4,130        107,380
                                                                              ------------

TOTAL INDUSTRIALS                                                                  380,672
                                                                              ------------

INFORMATION TECHNOLOGY - 12.0%
SOFTWARE - 3.6%
Microsoft Corp.                                                      10,772        275,871
                                                                              ------------

TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
Cisco Systems, Inc.*                                                 12,266        203,493
Intel Corp.                                                          11,686        242,882
Texas Instruments, Inc.                                              11,426        201,098
                                                                              ------------

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                              647,473
                                                                              ------------

TOTAL INFORMATION TECHNOLOGY                                                       923,344
                                                                              ------------

                                                                                 VALUE
                                                                    SHARES      (NOTE 1)
------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.8%
TELECOMMUNICATION SERVICES - 4.8%
Vodafone Group, plc ADR                                              18,765   $    368,732
                                                                              ------------

TOTAL TELECOMMUNICATIONS                                                           368,732
                                                                              ------------

TOTAL COMMON STOCKS                                                              7,228,313
  (Cost $6,931,152)                                                           ------------

MONEY MARKET MUTUAL FUNDS - 6.1%
SSgA Prime Money Market Fund                                        235,292        235,292
SSgA U.S. Treasury Money Market Fund                                235,138        235,138
                                                                              ------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                    470,430
  (Cost $470,430)                                                             ------------

TOTAL INVESTMENTS - 100.0%                                                    $  7,698,743
  (Cost $7,401,582)                                                           ============

* NON-INCOME PRODUCING SECURITY

ADR - AMERICAN DEPOSITARY RECEIPT

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
                                                  CAPITAL APPRECIATION PORTFOLIO
SEMI-ANNUAL REPORT                                                 JUNE 30, 2003

Portfolio of Investments
June 30, 2003 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE              DISCOUNT                                       PRINCIPAL            VALUE
DATE               RATE                                          AMOUNT           (NOTE 1)
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES - 7.4%
07/07/03            1.185%                                     $     95,000   $     94,981
07/11/03            1.120%                                           70,000         69,978
                                                                              ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                                         164,959
  (Cost $164,959)                                                             ------------

                                                                     SHARES
                                                                     ------
COMMON STOCKS - 91.6%
BUSINESS SERVICES - 7.4%
Advisory Board Media*                                                 1,500         60,780
Cumulus Media, Inc., Class A*                                         2,800         53,004
Getty Images, Inc.*                                                     700         28,910
Kroll Inc.*                                                             900         24,354
                                                                              ------------

TOTAL BUSINESS SERVICES                                                            167,048
                                                                              ------------

CAPITAL GOODS - 3.0%
Cal Dive International, Inc.*                                         1,600         34,880
Varian, Inc.*                                                           900         31,203
                                                                              ------------

TOTAL CAPITAL GOODS                                                                 66,083
                                                                              ------------

CONSUMER DURABLES - 2.1%
Gentex Corp.*                                                           900         27,549
WCI Communities, Inc.*                                                1,000         19,230
                                                                              ------------

TOTAL CONSUMER DURABLES                                                             46,779
                                                                              ------------

CONSUMER NON-DURABLES - 11.2%
American Italian Pasta Co., Class A*                                    400         16,660
Coach, Inc.*                                                            900         44,766
Cost Plus, Inc.*                                                      1,500         53,490
Guitar Center Inc.*                                                     800         23,200
Hibbett Sporting Goods, Inc.*                                         1,600         52,704
Krispy Kreme Doughnuts, Inc.*                                           500         20,590
Urban Outfitters, Inc.*                                               1,000         35,900
                                                                              ------------

TOTAL CONSUMER NON-DURABLES                                                        247,310
                                                                              ------------

CONSUMER SERVICES - 13.4%
Cheesecake Factory, Inc.*                                               900         32,301
Extended Stay America, Inc.*                                            500          6,745
First Cash Financial Services, Inc.*                                  2,200         31,262
Four Seasons Hotel Inc.                                                 400         17,304
Gevity HR Inc.                                                        1,300   $     15,366
Gray Television, Inc.                                                 1,500         18,600
Landry's Restaurants, Inc.                                            1,000         23,600
Lin TV Corp.*                                                         1,600         37,680
Mediacom Communications Corp.*                                        3,200         31,584
Rare Hospitality Intl, Inc.*                                            800         26,144
Ruby Tuesday Inc.                                                     1,100         27,203
Sonic Corp.*                                                          1,100         27,973
                                                                              ------------

TOTAL CONSUMER SERVICES                                                            295,762
                                                                              ------------

ENERGY - 2.1%
Denbury Resources, Inc.*                                              1,600         21,488
Pride International, Inc.*                                            1,300         24,466
                                                                              ------------

TOTAL ENERGY                                                                        45,954
                                                                              ------------

FINANCIALS - 17.8%
Allegiant Bancorp, Inc.                                               1,700         34,425
American Home Mtg Holdings                                            1,300         25,454
BankAtlantic Bancorp, Inc.                                            1,200         14,268
Brookline Bancorp, Inc.                                               1,600         22,400
Delphi Financial Group Inc.                                           1,300         60,840
Doral Financial Corp.                                                   250         11,162
Downey Finl Corp                                                        400         16,520
Idine Rewards Network Inc.*                                             300          4,122
Partners Trust Financial                                                500          9,540
R&G Financial Corp., Class B                                          2,400         71,280
RLI Corp.                                                             1,000         32,900
Redwood Trust Inc.                                                      900         35,919
South Financial Group Inc.                                            1,000         23,330
Stewart Information Services Corp.*                                     500         13,925
Wintrust Financial Corp.                                                600         17,760
                                                                              ------------

TOTAL FINANCIALS                                                                   393,845
                                                                              ------------

HEALTHCARE - 20.3%
Align Technology Inc.*                                                4,300         53,965
CIMA Labs, Inc.*                                                      1,000         26,890
Conceptus, Inc.*                                                      2,300         32,315
Connetics Corp*                                                       2,300         34,431
CV Therapuetics, Inc.*                                                1,100         32,626
Inspire PharMaceuticals, Inc.*                                        2,300         24,840
IntraBiotics Pharmaceuticals, Inc.*                                     850          3,400
Medicis Pharmaceutical Corp.                                            600         34,020
NPS Pharmaceutical Inc.*                                              1,400         34,076

SEE NOTES TO FINANCIAL STATEMENTS

                                                                                     VALUE
                                                                     SHARES       (NOTE 1)
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
Nektar Therapeutics*                                                  5,300   $     48,919
Neurocrine Biosciences, Inc.*                                           400         19,976
Pain Therapeutics, Inc.*                                              3,600         23,256
Tanox Biosciences, Inc.*                                              1,000         16,050
The Medicines Co.*                                                      800         15,936
Trimeris, Inc.*                                                         200          9,136
Viasys Healthcare Inc. *                                                600         12,420
XOMA, Ltd.*                                                           4,900         26,117
                                                                              ------------

TOTAL HEALTHCARE                                                                   448,373
                                                                              ------------

TECHNOLOGY - 11.5%
Agile Software Corp.*                                                 5,500         53,075
CIENA Corp.*                                                          1,526          7,920
Cymer, Inc.*                                                          1,200         38,412
Integral Systems, Inc.*                                               1,800         35,784
O2Micro International, Ltd.*                                          3,700         59,607
Skyworks Solutions, Inc.*                                             1,800         12,186
Tekelec*                                                              1,400         15,820
Veridian Corp.*                                                         900         31,401
                                                                              ------------

TOTAL TECHNOLOGY                                                                   254,205
                                                                              ------------

TRANSPORTATION - 2.8%
Heartland Express, Inc.*                                              1,303         28,992
Knight Transportation, Inc.*                                          1,300         32,370
                                                                              ------------

TOTAL TRANSPORTATION                                                                61,362
                                                                              ------------

TOTAL COMMON STOCKS                                                              2,026,721
  (Cost $1,694,966)                                                           ------------

MONEY MARKET MUTUAL FUNDS - 1.0%
SSgA Prime Money Market Fund                                         10,827         10,827
SSgA U.S. Treasury Money Market Fund                                 10,820         10,820
                                                                              ------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                     21,647
  (Cost $21,647)                                                              ------------

TOTAL INVESTMENTS - 100.0%                                                    $  2,213,327
  (Cost $1,881,572)                                                           ============

* NON-INCOME PRODUCING SECURITY

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON

SEMI-ANNUAL REPORT                                                 JUNE 30, 2003

Statements of Assets and Liabilities
June 30, 2003 (Unaudited)

                                                                      GROWTH & INCOME    CAPITAL APPRECIATION
                                                                      ---------------------------------------
ASSETS:
Investments, at value (Cost- see below)                               $     7,698,743            $  2,213,327
Dividends receivable                                                            7,281                     919
Interest receivable                                                               430                      14
Receivable for portfolio shares sold                                           68,168                       0
Receivable for securities sold                                                      0                   8,990
                                                                      ---------------------------------------
     Total assets                                                           7,774,622               2,223,250
                                                                      ---------------------------------------

LIABILITIES:
Payable for investments purchased                                              61,968                   5,940
Payable for portfolio shares redeemed                                          19,118                   1,313
Accrued investment advisory fee                                                 1,001                   1,020
Accrued administration fee                                                      1,219                     345
Accrued co-administration fee                                                     305                       0
Accrued 12b-1 fee                                                               1,436                     411
Acrrued Trustees fee                                                              372                     239
Other payables                                                                 27,402                  14,596
                                                                      ---------------------------------------
     Total Liabilities                                                        112,821                  23,864
                                                                      ---------------------------------------
NET ASSETS                                                            $     7,661,801            $  2,199,386
                                                                      =======================================

Cost of investments                                                   $     7,401,582            $  1,881,572
                                                                      =======================================

COMPOSITION OF NET ASSETS:
Paid in capital                                                       $     7,869,009            $  1,992,107
Undistributed net investment income                                             9,091                       0
Accumulated net investment loss                                                     0                  (9,373)
Accumulated net realized loss on investments                                 (513,460)               (115,103)
Net unrealized appreciation in value of investments                           297,161                 331,755
                                                                      ---------------------------------------
NET ASSETS                                                            $     7,661,801            $  2,199,386
                                                                      =======================================

NET ASSET VALUE PER SHARE:
Net Assets                                                            $     7,661,801            $  2,199,386
Shares of beneficial interest outstanding                                     910,191                 205,965
Net asset value and redemption price per share                        $          8.42            $      10.68

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the six months ended June 30, 2003 (Unaudited)

                                                                      GROWTH & INCOME    CAPITAL APPRECIATION
                                                                      ---------------------------------------
INVESTMENT INCOME:
Interest                                                              $         2,580            $      1,130
Dividends                                                                      42,975                   3,094
                                                                      ---------------------------------------
   Total Income                                                                45,555                   4,224
                                                                      ---------------------------------------

EXPENSES:
Investment advisory fee (Note 4)                                               21,509                   6,423
Administration fee (Note 5)                                                     6,145                   1,713
Co-Administration fee (Note 5)                                                  1,536                     428
Audit & tax                                                                     9,096                   2,193
Custody                                                                         7,796                   7,625
12b-1 fee                                                                       7,682                   2,141
Trustees                                                                        3,240                     818
Legal                                                                           3,041                     905
Registration                                                                      320                     223
Printing                                                                        1,850                     458
Insurance                                                                         241                     117
Other                                                                           5,717                   2,652
                                                                      ---------------------------------------
   Total Expenses Before Waiver                                                68,173                  25,696
Expenses waived by investment adviser (Note 6)                                (20,508)                 (1,285)
Expenses wiaved by co-administrator (Note 6)                                   (1,080)                   (428)
Expenses reimbursed by investment adviser (Note 6)                            (12,785)                (12,850)
                                                                      ---------------------------------------
   Net Expenses                                                                33,800                  11,133
                                                                      ---------------------------------------

NET INVESTMENT INCOME (LOSS)                                                   11,755                  (6,909)
                                                                      ---------------------------------------

Net realized gain (loss) on investments                                      (165,721)                 24,127
Change in net unrealized appreciation/depreciation                            990,259                 348,999
                                                                      ---------------------------------------
Net gain on investments                                                       824,538                 373,126
                                                                      ---------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $       836,293            $    366,217
                                                                      =======================================

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                  GROWTH & INCOME                    CAPITAL APPRECIATION
                                                       ----------------------------------------------------------------------------
                                                       FOR THE SIX MONTHS    FOR THE YEAR     FOR THE SIX MONTHS   FOR THE YEAR
                                                          ENDED JUNE 30,   ENDED DECEMBER 31,    ENDED JUNE 30,  ENDED DECEMBER 31,
                                                              2003*              2002                2003*            2002
                                                       ----------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                $    11,755        $    10,417       $    (6,909)      $   (11,438)
Net realized gain (loss) on investments                        (165,721)          (347,730)           24,127          (125,765)
Change in net unrealized appreciation/depreciation              990,259           (723,900)          348,999          (127,428)
                                                       ----------------------------------------------------------------------------
Net increase (decrease) in net assets from operations           836,293         (1,061,213)          366,217          (264,631)
                                                       ----------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income                                            -            (13,235)                -                 -
From capital gains - short term                                       -             (2,688)                -                 -
                                                       ----------------------------------------------------------------------------
Net decrease in net assets from distributions                         -            (15,923)                -                 -
                                                       ----------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
Proceeds from sales of shares                                 2,444,821          4,686,544           419,430           808,814
Reinvested dividends                                                  -             15,922                 -                 -
Cost of shares redeemed                                        (858,129)          (493,338)          (66,051)         (195,896)
                                                       ----------------------------------------------------------------------------
Net increase in net assets from share transactions            1,586,692          4,209,128           353,379           612,918
                                                       ----------------------------------------------------------------------------

Net Increase in Net Assets                                    2,422,985          3,131,992           719,596           348,287
                                                       ----------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                           5,238,816          2,106,824         1,479,790         1,131,503
                                                       ----------------------------------------------------------------------------
End of period                                               $ 7,661,801(1)     $ 5,238,816(1)    $ 2,199,386(2)    $ 1,479,790(2)
                                                       ============================================================================

(1) Includes (Over) Undistributed net investment
    income of:                                              $     9,091        $    (3,428)                -                 -

(2) Includes accumulated net investment loss of:                      -                  -       $    (9,373)      $   (13,199)

* Unaudited

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

                                                     GROWTH & INCOME                             CAPITAL APPRECIATION
                                         ----------------------------------------     -----------------------------------------
                                          FOR THE        FOR THE       FOR THE         FOR THE         FOR THE       FOR THE
                                         SIX MONTHS       YEAR          PERIOD        SIX MONTHS        YEAR          PERIOD
                                           ENDED          ENDED         ENDED           ENDED           ENDED         ENDED
                                          JUNE 30,     DECEMBER 31,  DECEMBER 31,      JUNE 30,      DECEMBER 31,  DECEMBER 31,
                                           2003*           2002         2001**          2003*           2002          2001**
                                         ----------------------------------------     -----------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period    $    7.41      $   10.06      $   10.00      $    8.87       $   10.90       $   10.00
                                         ---------------------------------------      -----------------------------------------
Income from investment operations:
Net investment income (loss)                  0.01           0.02           0.00(3)       (0.03)          (0.06)          (0.02)
Net realized and unrealized gain (loss)
 on investments                               1.00          (2.65)          0.07           1.84           (1.97)           0.92
                                         ---------------------------------------      -----------------------------------------
Total from investment operations              1.01          (2.63)          0.07           1.81           (2.03)           0.90
                                         ---------------------------------------      -----------------------------------------

DISTRIBUTIONS:
From net investment income                       -          (0.02)         (0.01)             -               -               -
From net realized gain                           -           0.00(3)           -              -               -               -
                                         ---------------------------------------      -----------------------------------------
Total distributions                              -          (0.02)         (0.01)             -               -               -
                                         ---------------------------------------      -----------------------------------------
Net asset value - end of period          $    8.42      $    7.41      $   10.06      $   10.68       $    8.87       $   10.90
                                         =======================================      =========================================

TOTAL RETURN (4)                             13.63%(2)     (26.11)%         0.68%(2)      20.41%(2)      (18.62)%          9.00%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)          $   7,662      $   5,239      $   2,107      $   2,199       $   1,480       $   1,132
Ratio of expenses to average net assets       1.10%(1)       1.10%          1.10%(1)       1.30%(1)        1.30%           1.30%(1)
Ratio of net investment income (loss)
 to average net assets                        0.38%(1)       0.28%          0.17%(1)      (0.81)%(1)      (0.89)%         (0.49%)(1)
Ratio of expenses to average net assets
 without fee waivers                          2.22%(1)       3.07%          1.99%(1)       3.00%(1)        4.27%           2.24%(1)
Ratio of net investment loss to average
 net assets without fee waivers              (0.74)%(1)     (1.69)%        (0.72%)(1)     (2.51)%(1)      (3.87)%         (1.43%)(1)
Portfolio turnover rate                         16%            43%             9%            32%            120%             59%

(1) Annualized

(2) Total Returns for periods less than one year are not annualized.

(3) Less than $.005 per share.

(4) Total return would have been lower had various fees not been waived during the period.

*  Unaudited

** For the period August 20, 2001 (inception) to December 31, 2001

SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000. The financial statements herein relate to the Trust's First Horizon Funds that include the Growth & Income and Capital Appreciation Portfolios (the Portfolios). The Portfolios are sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

SECURITY VALUATION: Securities of the Portfolios are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate market value.

INCOME TAXES: It is the Portfolios' policy to comply with the provisions of the Internal Revenue Service applicable to regulated investment companies and they intend to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2002, the Growth & Income Portfolio had available for federal income tax purposes an unused capital loss carryover of $333,887 expiring December 31, 2010. The Portfolio intends to elect to defer to its fiscal year ending December 31, 2003, $6,988 of losses recognized during the period from November 1, 2002 to December 31, 2002.

At December 31, 2002, the Capital Appreciation Portfolio had available for federal income tax purposes unused capital loss carryovers of $108,254 and $81,324 expiring December 31, 2009 and 2010, respectively. The Portfolio intends to elect to defer to its fiscal year ending December 31, 2003, $31,295 of losses recognized during the period from November 1, 2002 to December 31, 2002.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions for the Portfolios are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain
(loss) was recorded by the Portfolio.

OTHER: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. SHARES OF BENEFICIAL INTEREST

On June 30, 2003, there was an unlimited number of no par value shares of beneficial interest authorized for each Portfolio. Transactions in shares of beneficial interest were as follows:

                                                          GROWTH & INCOME                       CAPITAL APPRECIATION
                                              --------------------------------------------------------------------------------
                                              FOR THE SIX MONTHS      FOR THE YEAR     FOR THE SIX MONTHS      FOR THE YEAR
                                                ENDED JUNE 30,     ENDED DECEMBER 31,     ENDED JUNE 30,    ENDED DECEMBER 31,
                                               2003 (UNAUDITED)          2002            2003 (UNAUDITED)         2002
                                              --------------------------------------------------------------------------------
Shares sold                                        311,608              560,990               45,953               85,631
Shares issued as reinvestment of dividends               -                2,126                    -                    -
Shares redeemed                                   (108,857)             (65,203)              (6,880)             (22,531)
                                              --------------------------------------------------------------------------------
Net increase in shares                             202,751              497,913               39,073               63,100
                                              ================================================================================


3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 2003, aggregated $2,521,646, and $951,101, respectively, for the Growth & Income Portfolio and $829,232, and $508,473, respectively, for the Capital Appreciation Portfolio.

Net unrealized appreciation of investments based on federal tax cost were as follows:

                                                                GROWTH & INCOME      CAPITAL APPRECIATION
                                                                -----------------------------------------
AS OF JUNE 30, 2003 (Unaudited)
Gross appreciation (excess of value over tax cost)                $   653,966            $   386,201
Gross depreciation (excess of tax cost over value)                   (363,653)               (67,585)
                                                                -----------------------------------------
Net unrealized appreciation                                       $   290,313            $   318,616
                                                                =========================================
Cost of investments for income tax purposes                       $ 7,408,430            $ 1,894,711
                                                                =========================================

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS

For managing its investment and business affairs, the Growth & Income Portfolio pays First Tennessee Bank National Association ("First Tennessee"), a monthly management fee at the annual rate of .70% of its average net assets. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to the Growth & Income Portfolio.

Highland Capital Management Corp. ("Highland") serves as the sub-adviser of the Growth & Income Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Highland is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .50% of Growth & Income Portfolio's average net assets.

First Tennessee and Delaware Management Company ("DMC") serve as co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Capital Appreciation Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .60% of its average net assets.

5. ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. ("ALPS") and ALPS Distributors, Inc. ("ADI") serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS is entitled to receive administration fees from each Portfolio, computed daily and payable monthly, at the annual rate of .20% of average net assets. In addition to administration services, the administration fee also covers the costs of fund accounting, shareholder servicing and transfer agency services.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each Portfolio at the annual rate of .05% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of each Portfolio. Each Plan provides for payments to ADI at the annual rate of 0.25% of average net assets.

6. WAIVER OF EXPENSES

For the six months ended June 30, 2003, First Tennessee agreed to reimburse fund expenses and/or waive a portion of its fees to the extent necessary for the Growth & Income and Capital Appreciation Portfolios to maintain a total expense ratio of not more than 1.10% and 1.30%, respectively.

7. TRUSTEES (Unaudited)

The Trust's Board of Trustees oversees the overall management of each Portfolio of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEE

                                                TERM OF OFFICE, LENGTH OF
                          POSITION(S) HELD      TIME SERVED AND NUMBER        PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS* AND
NAME, ADDRESS & AGE       WITH FUNDS            OF PORTFOLIOS OVERSEEN        OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander (75)  Trustee and Chairman  W. Robert Alexander has       Mr. Alexander is the Chief Executive Officer of
                                                been a trustee since          ALPS Mutual Funds Services, Inc., and
1625 Broadway                                   December 5, 2000 and          ALPS Distributors, Inc., which provide
Suite 2200                                      oversees 2 portfolios in      administration and distribution services,
Denver, CO 80202                                the fund complex.             respectively, for proprietary mutual fund complexes.
                                                                              Mr. Alexander was Vice Chairman of First Interstate
                                                                              Bank of Denver, responsible for Trust, Private
                                                                              Banking, Retail Banking, Cash Management Services
                                                                              and Marketing. Mr. Alexander is currently a member
                                                                              of the Board of Trustees of the Hunter and Hughes
                                                                              Trusts. Because of his affiliation with ALPS
                                                                              Mutual Funds Services and ALPS Distributors,
                                                                              Mr. Alexander is considered an "interested" Trustee
                                                                              of the Trust.

INDEPENDENT TRUSTEES

Mary K. Anstine (62)      Trustee               Mary K. Anstine has been a    Ms. Anstine is the President/Chief Executive Officer
                                                trustee since December 5,     of HealthONE Alliance in Denver, Colorado and
1625 Broadway                                   2000 and oversees 2           Former Executive Vice President of First Interstate
Suite 2200                                      portfolios in the fund        Bank of Denver. Ms. Anstine is currently a Trustee
Denver, CO 80202                                complex.                      of the Denver Area Council of the Boy Scouts of
                                                                              America, a Trustee for A.V. Hunter Trust, a Director
                                                                              of P/SL Auxiliary Board, a Director of the Colorado
                                                                              Uplift Board, and a member of the Advisory Boards
                                                                              for the Girl Scouts Mile Hi Council. Formerly, Ms.
                                                                              Anstine served as a Director of ALPS Distributors,
                                                                              Inc., from October 1995 to December 1996; Director
                                                                              of HealthONE; a member of the American Bankers
                                                                              Association Trust Executive Committee; and Director
                                                                              of the Center for Dispute Resolution.

John R. Moran, Jr. (73)   Trustee               John R. Moran has been a      Mr. Moran is President of The Colorado Trust, a
                                                trustee since December 5,     private foundation serving the health and hospital
1625 Broadway                                   2000 and oversees 2           community in the State of Colorado. An attorney,
Suite 2200                                      portfolios in the fund        Mr. Moran was formerly a partner with the firm of
Denver, CO 80202                                complex.                      Kutak Rock & Campbell in Denver, Colorado and a
                                                                              member of the Colorado House of Representatives.
                                                                              Currently, Mr. Moran is a Director of the Conference
                                                                              of Southwest Foundations; a member of the
                                                                              Treasurer's Office Investment Advisory Committee for
                                                                              the University of Colorado; a Trustee of the Robert
                                                                              J. Kutak Foundation; Trustee of the Colorado
                                                                              Wildlife Heritage Foundation; and a member of the
                                                                              Alumni Council of the University of Denver College
                                                                              of Law. Formerly, Mr. Moran was a member of the
                                                                              Board of Directors and Treasurer of Grantmakers in
                                                                              Health.

INVESTMENT ADVISER - GROWTH & INCOME PORTFOLIO
First Tennessee Bank National Association
Memphis, Tennessee

SUB-ADVISER - GROWTH & INCOME PORTFOLIO
Highland Capital Management Corporation
Memphis, Tennessee

CO-INVESTMENT ADVISERS - CAPITAL APPRECIATION PORTFOLIO
First Tennessee Bank National Association
Memphis, Tennessee

Delaware Management Company
Philadelphia, Pennsylvania

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
Denver, Colorado

DISTRIBUTOR
ALPS Distributors, Inc.
Denver, Colorado

CO-ADMINISTRATOR
First Tennessee Bank National Association
Memphis, Tennessee

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
Denver, Colorado

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Denver, Colorado

CUSTODIAN
State Street Bank & Trust
Boston, Massachusetts


THESE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

FIRST HORIZON FUNDS       1625 BROADWAY, SUITE 2200, DENVER, COLORADO 80202         (877) 846-0741

Item 2.      CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3.      AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE.

Item 6.      [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

N/A

Item 8.      [RESERVED]

Item 9.      CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.     EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-10.1, EX-10.2, EX-10.3, and EX-10.4.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:    /s/ Edmund Burke
       ----------------
       Edmund Burke
       President

Date:  September 3, 2003

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Edmund Burke
       ----------------
       Edmund Burke
       President

Date:  September 3, 2003

By:    /s/ Jeremy O. May
       -----------------
       Jeremy O. May
       Treasurer

Date:  September 3, 2003